Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of other payables
	December 31
	2024	2023

Employees and payroll accruals	2,787	2,109
Liability in respect of TEVA (see Note 17c)	-	1,250
Related parties	86	83
Deferred income	12	24
Grants received in advance	445	-
Other	226	425
	3,556	3,891